Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Royalties	$ 18,842,746	$ 24,020,334	$ 26,614,880
Interest earned	20,952	36,750	48,230
Rent and other income	87,691	98,968	75,429
TOTAL REVENUES	18,951,389	24,156,052	26,738,539
EXPENSES
Royalty costs	4,623	4,623	4,623
Real estate and payroll taxes	147,406	167,249	190,042
Inspection and care of properties	648,738	629,108	596,476
Administrative and general	2,615,837	2,554,260	2,280,596
Depreciation and amortization	744,071	732,379	618,991
TOTAL EXPENSES	4,160,675	4,087,619	3,690,728
NET INCOME	$ 14,790,714	$ 20,068,433	$ 23,047,811
WEIGHTED-AVERAGE SHARES OUTSTANDING	1,500,000	1,500,000	1,500,000
BASIC & DILUTED EARNINGS PER SHARE	$ 9.86	$ 13.38	$ 15.37